Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Entity Central Index Key		dei_EntityCentralIndexKey	0000711080
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	TOUCHSTONE SMALL CAP GROWTH FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Touchstone Small Cap Growth Fund (the “Fund”) seeks to achieve long-term capital growth.
Expense [Heading]		rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 58 and in the Fund's Statement of Additional Information (“SAI”) on page 55.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 46% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]		rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets (including borrowings for investment purposes) in equity securities of small-cap companies. In implementing this policy, the Fund primarily invests in common stocks of small-cap companies. For purposes of the Fund, a small capitalization company has a market capitalization within the range represented in the Russell 2000® Growth Index (between approximately $11 million and $4.7 billion as of June 30, 2015).  The market capitalization range of the Russell 2000® Growth Index will change with market conditions. The Fund may invest up to 20% of its assets in common stocks of foreign small- and mid-cap companies through the purchase of depositary receipts or foreign domiciled companies listed on U.S. stock exchanges. Non-U.S. issuer or foreign companies (or issuers) are companies that: (i) are organized under the laws of; (ii) maintain their principal place of business in; (iii) have the principal trading market for their securities in; (iv) derive at least 50% of revenues or profits from operation in; or (v) have at least 50% of their assets in, foreign countries.

The Fund may also invest in shares of exchange-traded funds (“ETFs”) and other similar instruments.

The Fund seeks to achieve its investment goal by investing in a diversified portfolio of common stocks of small-cap growth-oriented companies that are selected for their long-term capital appreciation potential and are expected to grow faster than the U.S. economy. In selecting investments for the Fund, Apex Capital Management, Inc., sub-advisor to the Fund (“Apex” or the “Sub-Advisor”), uses an approach that combines “top-down” secular- and macro-economic trend analysis with “bottom-up” security selection. The “top-down” approach takes into consideration factors such as interest rates, inflation, fiscal and monetary policy, global demographic trends, the regulatory environment, and global investment opportunities. Through this “top-down” view, Apex seeks to provide a framework for “bottom-up” research by identifying sectors, industries, and companies that may benefit from the sustainability of the observed trends.

Apex applies fundamental “bottom-up” research to identify individual companies that exhibit earnings growth potential and may benefit from observed secular- and macro-economic trends. The core investments of the Fund typically include more established companies that Apex recognizes as “stable growth” companies. Stable growth companies typically provide more stability and consistency in volatile markets and are identified as exhibiting potential earnings acceleration, consistency of earnings, solid fundamentals (e.g., a strong balance sheet or the ability to generate free-cash flow), franchise durability, and reasonable valuations in the context of projected growth rates. The Fund may also invest in companies that are in the earlier stages of their growth cycle that Apex recognizes as “emerging growth” companies. Emerging growth companies typically exhibit more aggressive growth characteristics and may be experiencing a significant positive transformation or a favorable catalyst impacting their long-term earnings potential. Characteristics Apex considers in identifying emerging growth companies for the Fund include accelerating revenue growth, relative strength, company specific market advantage, or an introduction of a new product line with a large addressable marketplace.

The Fund may sell a security when the security achieves full valuation; Apex identifies a more attractive investment; when the Fund needs to maintain portfolio diversification; or when an individual security experiences declining fundamentals, negative earnings surprise, or similar adverse events. In general, once a security reaches $5 billion in market capitalization, Apex will gradually liquidate the position.

This Fund's 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

Risk [Heading]		rr_RiskHeading	The Fund's Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The Fund is subject to the principal risks listed below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

•                  Mid-Cap Risk: The Fund is subject to the risk that medium-capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•                  Small-Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that issuers of foreign securities may not be subject to accounting standards or governmental supervision comparable to those to which U.S. companies are subject and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. In addition, it may be more difficult and costly for the Fund to seek recovery from an issuer located outside the United States in the event of a default on a portfolio security or an issuer's insolvency proceeding.

•                  Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.  Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Growth Investing Risk: Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, because growth companies usually reinvest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Other Investment Companies Risk (including Exchange-Traded Funds Risk): The Fund's investments in other investment companies, including ETFs, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund's investment will fluctuate in response to the performance of such portfolios. Although many ETFs seek to provide investment results that correspond generally to the price and yield performance of a particular market index, the price movement of an ETF may not track the underlying index. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear both their proportionate share of the fees and expenses of the Fund (including management and advisory fees) and, indirectly, the fees expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's prospectus.

Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years, and ten years compare with the Russell 2000® Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years, and ten years compare with the Russell 2000® Growth Index.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Touchstone Small Cap Growth Fund - Class A Shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 32.54% Worst Quarter: 4th Quarter 2008 (27.89)% The year-to-date return for the Fund's Class A shares as of June 30, 2015 is 13.14%.
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

Before the Small Cap Growth Fund changed its name, principal investment strategy, and sub-advisor, the Fund was managed as the Touchstone Micro Cap Value Fund. The change from the Micro Cap Value Fund to Small Cap Growth Fund occurred on April 26, 2013.  Before the Micro Cap Value Fund commenced operations, all of the assets and liabilities of the Fifth Third Micro Cap Value Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial and performance information prior to April 26, 2013 included in the Fund's prospectus is that of the Micro Cap Value Fund and its Predecessor Fund. For more information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund's Statement of Additional Information.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account. After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares were August 13, 2001, August 13, 2001, February 1, 1998 and September 10, 2012, respectively. Institutional Class shares' performance was calculated using the historical performance of Class Y shares for periods prior to September 10, 2012. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Institutional Class shares.

Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Russell 2000® Growth Index
Risk/Return:		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label		rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	5.60%
5 Years		rr_AverageAnnualReturnYear05	16.80%
10 Years		rr_AverageAnnualReturnYear10	8.54%
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee		rr_RedemptionFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	[1]	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses (AFFE)		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.69%
Fee Waiver or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[3]	rr_NetExpensesOverAssets	1.45%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 714
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,055
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,419
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,439
Annual Return 2005		rr_AnnualReturn2005	(0.60%)
Annual Return 2006		rr_AnnualReturn2006	12.43%
Annual Return 2007		rr_AnnualReturn2007	(9.90%)
Annual Return 2008		rr_AnnualReturn2008	(30.69%)
Annual Return 2009		rr_AnnualReturn2009	33.88%
Annual Return 2010		rr_AnnualReturn2010	30.18%
Annual Return 2011		rr_AnnualReturn2011	(5.15%)
Annual Return 2012		rr_AnnualReturn2012	14.84%
Annual Return 2013		rr_AnnualReturn2013	34.22%
Annual Return 2014		rr_AnnualReturn2014	3.71%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	13.14%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	32.54%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(27.89%)
Label		rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	(2.32%)
5 Years		rr_AverageAnnualReturnYear05	13.22%
10 Years		rr_AverageAnnualReturnYear10	5.69%
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class A | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	(3.07%)
5 Years		rr_AverageAnnualReturnYear05	12.14%
10 Years		rr_AverageAnnualReturnYear10	3.57%
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	(1.03%)
5 Years		rr_AverageAnnualReturnYear05	10.47%
10 Years		rr_AverageAnnualReturnYear10	4.40%
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee		rr_RedemptionFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	[1]	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses (AFFE)		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	2.55%
Fee Waiver or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[3]	rr_NetExpensesOverAssets	2.20%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 323
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	760
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,324
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,859
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	760
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,324
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,859
Label		rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	2.00%
5 Years		rr_AverageAnnualReturnYear05	13.70%
10 Years		rr_AverageAnnualReturnYear10	5.54%
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee		rr_RedemptionFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Total Annual Fund Operating Expenses	[1]	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses (AFFE)		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.36%
Fee Waiver or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[3]	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,621
Label		rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	4.06%
5 Years		rr_AverageAnnualReturnYear05	14.89%
10 Years		rr_AverageAnnualReturnYear10	6.60%
Touchstone Small Cap Growth Fund (Prospectus Summary) | Touchstone Small Cap Growth Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee		rr_RedemptionFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Total Annual Fund Operating Expenses	[1]	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (AFFE)		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.31%
Fee Waiver or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[3]	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	693
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,556
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	4.23%
5 Years		rr_AverageAnnualReturnYear05	14.97%
10 Years		rr_AverageAnnualReturnYear10	6.63%

[1]	Other Expenses have been restated to reflect contractual changes to the Fund's Administration Agreement effective January 1, 2015.
[2]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and contractual changes in the Fund's Administration Agreement.
[3]	Touchstone Advisors, Inc. and Touchstone Strategic Trust have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.44%, 2.19%, 1.19%, and 1.04% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through July 29, 2016, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund's shareholders. The terms of the expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.